UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

          Report for the calendar Year of Quarter Ended: March 31, 2013

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

       INSTITUTIONAL INVESTMENT MANAGER FILING MANAGER FILING THIS REPORT:

                               Name: Southeast Asset Advisors
                            Address: 314 Gordon Avenue
                                     Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:   Mark Saussy
                           Title:  Chief Operating Officer
                           Phone:  229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

           /S/ MARK C. SAUSSY    THOMASVILLE, GA      13-MAY-13
           ------------------    ----------------     ---------
               [Signature]        [City, State]         [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

          FORM 13F FILE NUMBER               NAME
          --------------------               ----
          28-41980          Select Equity Group, Inc.
          28-11408          Cornerstone Investment Partners, LLC
          28-12146          Carl Domino, Inc.

                                 Report Summary:

          Number of Other Included Managers:           NONE
                                                  -------------
          Form 13F Information Table Entry Total:       91
                                                  -------------
          Form 13F Information Table Value Total: $ 212,435.22
                                                  -------------
                                                   (thousands)

                        List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                                                                       INVESTMENT        SOLE
      NAME OF ISSUER            TITLE OF CLASS      CUSIP     VALUE (X 1,000)     AMT          SH/PRN  DISCRETION  VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
ABERDEEN ASIA PACIFIC INCOM    COM               003009 10 7           488.26     62,758.32  SH         SOLE              62,758.32
ABERDEEN GLOBAL INCOME FD IN   COM               003013 10 9           258.27     18,810.51  SH         SOLE              18,810.51
AFLAC INC                      COM               001055 10 2         3,514.26     67,556.00  SH         SOLE              67,556.00
AIRGAS INC                     COM               009363 10 2         1,078.86     10,880.00  SH         SOLE              10,880.00
ALIMERA SCIENCES INC           COM               016259 10 3            46.05     15,000.00  SH         SOLE              15,000.00
ALTRIA GROUP INC               COM               02209S 10 3           289.39      8,415.06  SH         SOLE               8,415.06
AMETEK INC NEW                 COM               031100 10 0           929.29     21,432.00  SH         SOLE              21,432.00
AMPHENOL CORP NEW              CL A              032095 10 1         1,275.77     17,090.00  SH         SOLE              17,090.00
AT&T INC                       COM               00206R 10 2         1,140.07     31,073.00  SH         SOLE              31,073.00
BANK OF AMERICA CORPORATION    COM               060505 10 4           333.30     27,364.31  SH         SOLE              27,364.31
BANK OF AMERICA CORPORATION    *W EXP 01/16/201  060505 14 6           191.24     33,550.00  SH         SOLE              33,550.00
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670 70 2        32,575.73    312,627.00  SH         SOLE             312,627.00
BERKSHIRE HATHAWAY INC DEL     CL A              084670 10 8         4,375.84         28.00  SH         SOLE                  28.00
BLOUNT INTL INC NEW            COM               095180 10 5           150.39     11,240.00  SH         SOLE              11,240.00
BRISTOL MYERS SQUIBB CO        COM               110122 10 8           291.42      7,075.00  SH         SOLE               7,075.00
BROOKFIELD ASSET MGMT  INC     CL A LTD VT SH    112585 10 4         1,472.01     40,340.00  SH         SOLE              40,340.00
CBRE GROUP INC                 CL A              12504L 10 9           935.18     37,037.00  SH         SOLE              37,037.00
CEMEX SAB DE CV                SPON ADR NEW      151290 88 9           615.12     50,378.00  SH         SOLE              50,378.00
CHEVRON CORP                   COM               166764 10 0         7,186.11     60,479.00  SH         SOLE              60,479.00
CITIGROUP INC                  COM NEW           172967 42 4           200.45      4,531.00  SH         SOLE               4,531.00
COCA COLA CO                   COM               191216 10 0         9,782.04    241,890.20  SH         SOLE             241,890.20
CONTANGO OIL & GAS COMPANY     COM NEW           21075N 20 4           256.58      6,400.00  SH         SOLE               6,400.00
DELL INC                       COM               24702R 10 1         6,609.90    461,263.00  SH         SOLE             461,263.00
DENISON MINES CORP             COM               248356 10 7            24.23     17,558.00  SH         SOLE              17,558.00
DENTSPLY INTL INC NEW          COM               249030 10 7         1,790.80     42,196.00  SH         SOLE              42,196.00
DISNEY WALT CO                 COM DISNEY        254687 10 6           218.68      3,850.00  SH         SOLE               3,850.00
EXXON MOBIL CORP               COM               30231G 10 2         9,098.50    100,971.00  SH         SOLE             100,971.00
FIRST REP BK SAN FRAN CALI N   COM               33616C 10 0           783.99     20,300.00  SH         SOLE              20,300.00
FLOWERS FOODS                  COM               343498 10 1        47,816.97  1,451,638.57  SH         SOLE           1,451,638.57
GARMIN LTD                     SHS               H2906T 10 9         1,007.03     30,470.00  SH         SOLE              30,470.00
GENERAL ELECTRIC               COM               369604 10 3           264.75     11,451.16  SH         SOLE              11,451.16
GLU MOBILE INC                 COM               379890 10 6            72.90     24,300.00  SH         SOLE              24,300.00
GREENLIGHT CAPITAL RE LTD      CLASS A           G4095J 10 9         6,715.49    274,662.00  SH         SOLE             274,662.00
GREENWAY MED TECHNOLOGIES IN   COM               39679B 10 3           186.03     11,700.00  SH         SOLE              11,700.00
HALCON RES CORP                COM NEW           40537Q 20 9           155.80     20,000.00  SH         SOLE              20,000.00
HARLEY DAVIDSON INC            COM               412822 10 8         1,911.34     35,860.00  SH         SOLE              35,860.00
HEICO CORP NEW                 COM               422806 10 9           488.80     11,260.00  SH         SOLE              11,260.00
HEINZ H J CO                   COM               423074 10 3           969.86     13,420.00  SH         SOLE              13,420.00
IHS INC                        CL A              451734 10 7         1,282.82     12,250.00  SH         SOLE              12,250.00
INTEL CORP                     COM               458140 10 0         2,101.29     96,235.00  SH         SOLE              96,235.00
INTERNATIONAL BUSINESS MACHS   COM               459200 10 1         1,228.21      5,758.12  SH         SOLE               5,758.12
ISHARES TR                     RUSL 2000 GROW    464287 64 8           640.46      5,950.00  SH         SOLE               5,950.00
ISHARES TR                     S&P GLB100INDX    464287 57 2           236.45      3,488.00  SH         SOLE               3,488.00
JOHNSON & JOHNSON              COM               478160 10 4         5,994.09     73,520.00  SH         SOLE              73,520.00
KIRBY CORP                     COM               497266 10 6         1,842.82     23,995.00  SH         SOLE              23,995.00
LEVEL 3 COMMUNICATIONS         COM NEW           52729N 30 8        10,738.97    529,274.00  SH         SOLE             529,274.00
LEXICON PHARMACEUTICALS INC    COM               528872 10 4           142.76     65,485.00  SH         SOLE              65,485.00
LOEWS CORP                     COM               540424 10 8           626.23     14,210.00  SH         SOLE              14,210.00
MARKEL CORP                    COM               570535 10 4         1,302.05      2,586.00  SH         SOLE               2,586.00
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U 10 0           264.95      7,000.00  SH         SOLE               7,000.00
MERCK & CO INC NEW             COM               58933Y 10 5           293.22      6,634.00  SH         SOLE               6,634.00
MICROS SYS INC                 COM               594901 10 0         1,085.64     23,855.00  SH         SOLE              23,855.00
MICROSOFT CORP                 COM               594918 10 4         3,999.88    139,831.45  SH         SOLE             139,831.45
MOHAWK INDS INC                COM               608190 10 4         1,118.76      9,890.00  SH         SOLE               9,890.00
MONDELEZ INTL INC              CL A              609207 10 5           972.65     31,770.49  SH         SOLE              31,770.49
MONSANTO CO NEW                COM               61166W 10 1           402.45      3,810.00  SH         SOLE               3,810.00
MSC INDL DIRECT INC            CL A              553530 10 6         1,309.00     15,260.00  SH         SOLE              15,260.00
NEW ENERGY SYS GROUP           COM               643847 10 6             5.72     15,000.00  SH         SOLE              15,000.00
NEXTERA ENERGY INC             COM               65339F 10 1           466.08      6,000.00  SH         SOLE               6,000.00
NII HLDGS INC                  CL B NEW          62913F 20 1            71.36     16,500.00  SH         SOLE              16,500.00
O REILLY AUTOMOTIVE INC NEW    COM               67103H 10 7         1,632.37     15,935.00  SH         SOLE              15,935.00
PALL CORP                      COM               696429 30 7         1,480.21     21,650.00  SH         SOLE              21,650.00
PAYCHEX INC                    COM               704326 10 7           970.81     27,690.00  SH         SOLE              27,690.00
PERKINELMER INC                COM               714046 10 9           770.36     22,900.00  SH         SOLE              22,900.00
PERRIGO CO                     COM               714290 10 3           551.55      4,645.00  SH         SOLE               4,645.00
PFIZER INC                     COM               717081 10 3           659.06     22,836.38  SH         SOLE              22,836.38
PINNACLE FINL PARTNERS INC     COM               72346Q 10 4           609.98     26,112.00  SH         SOLE              26,112.00
PROCTER & GAMBLE CO            COM               742718 10 9         3,070.92     39,851.00  SH         SOLE              39,851.00
RESEARCH IN MOTION LTD         COM               760975 10 2           317.79     22,000.00  SH         SOLE              22,000.00
ROYAL DUTCH SHELL PLC          SPONS ADR A       780259 20 6           260.64      4,000.00  SH         SOLE               4,000.00
RUBY TUESDAY INC               COM               781182 10 0           987.58    134,000.00  SH         SOLE             134,000.00
SCRIPPS NETWORKS INTERACT IN   CL A COM          811065 10 1         1,093.46     16,995.00  SH         SOLE              16,995.00
SHERWIN WILLIAMS CO            COM               824348 10 6         1,685.52      9,980.00  SH         SOLE               9,980.00
SIGMA ALDRICH CORP             COM               826552 10 1         1,079.72     13,905.00  SH         SOLE              13,905.00
SIGNET JEWELERS LIMITED        SHS               G81276 10 0         1,680.36     25,080.00  SH         SOLE              25,080.00
SMITH & WESSON HLDG CORP       COM               831756 10 1           160.20     17,800.00  SH         SOLE              17,800.00
SOUTHERN CO                    COM               842587 10 7           388.03      8,270.00  SH         SOLE               8,270.00
SPDR GOLD TRUST                GOLD SHS          78463V 10 7           318.21      2,060.00  SH         SOLE               2,060.00
SYNOVUS FINANCIAL CORP         COM               87161C 10 5           115.64     41,746.33  SH         SOLE              41,746.33
SYSCO CORP                     COM               871829 10 7           286.28      8,140.00  SH         SOLE               8,140.00
TEXAS INDS INC                 COM               882491 10 3         1,912.23     30,300.00  SH         SOLE              30,300.00
TOTAL SYSTEMS SERVICES, INC.   COM               891906 10 9           829.71     33,483.00  SH         SOLE              33,483.00
TRANSDIGM GROUP INC            COM               893641 10 0         1,289.12      8,430.00  SH         SOLE               8,430.00
TRAVELERS COMPANIES INC        COM               89417E 10 9           239.94      2,850.00  SH         SOLE               2,850.00
VANGUARD INDEX FDS             S&P 500 ETF SH    922908 41 3         2,906.72     40,574.00  SH         SOLE              40,574.00
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF       921908 84 4         1,006.92     15,326.00  SH         SOLE              15,326.00
VERIZON COMMUNICATIONS INC     COM               92343V 10 4           344.54      7,010.00  SH         SOLE               7,010.00
VODAFONE GROUP PLC NEW         SPON ADR NEW      92857W 20 9           382.97     13,485.00  SH         SOLE              13,485.00
WABTEC CORP                    COM               929740 10 8           598.88      5,865.00  SH         SOLE               5,865.00
WILLIAMS SONOMA INC            COM               969904 10 1         1,818.14     35,290.00  SH         SOLE              35,290.00
WOLVERINE WORLD WIDE INC       COM               978097 10 3         1,360.83     30,670.00  SH         SOLE              30,670.00

                                                                  -----------
                               # OF HOLDINGS 91                    212,435.22
                                                                  ===========